Financial risk management and fair value measurement - Fair value measurement and hierarchy (Details) - Volatility	Aug. 31, 2024
Series A Convertible Preferred Shares
Financial risk management and fair value measurement
Percentage Of Fair Value Of Derivative Liability On Volatility Rate	70.00%
Series B Convertible Preferred Shares
Financial risk management and fair value measurement
Percentage Of Fair Value Of Derivative Liability On Volatility Rate	75.00%
Derivatives
Financial risk management and fair value measurement
Percentage of fair value of derivative liability to determine remaining contractual life	83.00%
Percentage of reasonably possible increase in unobservable input liabilities	88.00%